Decommissioning provision (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Schedule of Changes in Decommissioning Provision
	December 31,	December 31,
	2017	2016

Provisions, beginning of year	$3,829	$4,568
Decommissioning costs and change in estimates	(66)	(891)
Accretion on decommissioning provision	185	152
Provisions, end of year	$3,948	$3,829